Income taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Components Of Earnings (Loss) Before Income Taxes And Non-Controlling Interest
The components of earnings (loss) before income taxes and non-controlling interest consist of:

	Year ended December 31,
	2011	2012	2013
The Netherlands	(3,450)	(70,263)	1,018,554
Other countries	356,305	136,994	41,867
Earnings before income taxes and Non-controlling interest	352,855	66,731	1,060,421

Schedule Of Income Tax Expense
The income tax expense consists of:

	Year ended December 31,
	2011	2012	2013
Current:
The Netherlands	(494)	(110)	(1,938)
Other countries	(64,684)	(26,337)	(9,479)
	(65,178)	(26,447)	(11,417)
Deferred:
The Netherlands	—	—	—
Other countries	28,486	147	296
Income tax expense	(36,692)	(26,300)	(11,121)

Schedule Of Reconciliation Of The Provisions For Income Taxes And The Amounts That Would Be Computed Using Statutory Income Tax Rates
A reconciliation of the provisions for income taxes and the amounts that would be computed using the Dutch statutory income tax rates is set forth as follows:

	Year ended December 31,
	2011	2012	2013
Earnings before income taxes and Non-controlling interest	352,855	66,731	1,060,421
Dutch statutory income tax rate	25.0%	25.0%	25.0%
Income tax provision at statutory rate	(88,214)	(16,683)	(265,105)
Non-deductible expenses	(8,228)	(6,508)	(1,957)
Foreign taxes at a rate other than the Dutch statutory rate	12,983	(2,699)	(556)
Valuation allowance	17,991	(14,876)	(3,960)
Non-taxable income -1-	30,156	4,887	260,425
Other -2-	(1,380)	9,579	32
Income tax expense	(36,692)	(26,300)	(11,121)

1)	Non-taxable income for 2013 mainly consist of revenues deriving from the disposal of the 12% shareholding in ASMPT in March which are exempt under the Dutch participation exemption.

2)	Other in 2013 mainly consists of tax credits, adjustments to prior years, changes in (enacted) tax laws and revaluation of certain assets.

Schedule Of Deferred Income Taxes
Deferred income taxes developed as follows:

	January 1, 2012	Acquisitions	Reclassifications	Consolidated statement of operations	Equity	Exchange differences	December 31, 2012
Deferred tax assets:
Reserves and allowances	10,415	—	3,985	4,928	1,730	(736)	20,322
Net operating losses	86,720	—	—	(2,303)	—	(939)	83,478
Depreciation	363	—	508	1,478	—	(89)	2,260
Other	6,391	—	(6,525)	1,345	28	(127)	1,112
Gross deferred tax assets	103,889	—	(2,032)	5,448	1,758	(1,891)	107,172
Less: valuation allowance	(76,467)	—	(180)	(6,442)	—	(161)	(83,250)
Net deferred tax assets	27,422	—	(2,212)	(994)	1,758	(2,052)	23,922
Deferred tax liabilities	(4,381)	—	2,212	1,142	—	39	(988)
Net deferred income taxes	23,041	—	—	148	1,758	(2,013)	22,934

	January 1, 2013	Deconsolidation ASMPT	Change income tax rate	Consolidated statement of operations	Equity	Exchange differences	December 31, 2013
Deferred tax assets:
Reserves and allowances	20,322	(15,199)	(258)	(814)	255	(1,152)	3,154
Net operating losses	83,478	(11,905)	—	(1,664)	—	49	69,958
Depreciation	2,260	(2,121)	(88)	1,603	—	(319)	1,335
Other	1,112	(194)	(38)	(146)	—	(164)	570
Gross deferred tax assets	107,172	(29,419)	(384)	(1,021)	255	(1,586)	75,017
Less: valuation allowance	(83,250)	11,675	—	1,664	—	(47)	(69,958)
Net deferred tax assets	23,922	(17,744)	(384)	643	255	(1,633)	5,059
Deferred tax liabilities	(988)	921	—	37	—	(5)	(35)
Net deferred income taxes	22,934	(16,823)	(384)	680	255	(1,638)	5,024

Schedule Of Deferred Tax Assets And Liabilities
Deferred tax assets and liabilities are classified in the consolidated balance sheet as follows:

	December 31,
	2012	2013
Deferred tax assets—current	17,967	3,739
Deferred tax assets—non-current	5,955	1,320
Deferred tax liabilities—current	(36)	—
Deferred tax liabilities—non-current	(952)	(35)
	22,934	5,024

Schedule Of Amounts And Expiration Dates Of Net Operating Losses For Tax Purposes
The amounts and expiration dates of net operating losses for tax purposes are as follows:

Expiration year	Total of net operating losses for tax purposes	Net operating losses for which deferred tax assets are recognized
2014	37,607	—
2015-2016	—	—
2017	47,429	—
2018	44,664	—
2019	35,905	—
2020	4	—
2021	60,198	—
2022	28,556	—
2023-2028	—	—
2029	14,343	—
2030	3,779	—
Unlimited	125	—
Total	272,610	—

Schedule Of Reconciliation Of The Beginning And Ending Balance Of The Liability For Unrecognized Tax Benefits
A reconciliation of the beginning and ending balance of the liability for unrecognized tax benefits is as follows:

Balance January 1, 2011	20,057
Gross increases - tax positions in current year	950
Foreign currency translation effect	742
Balance December 31, 2011	21,749
Gross increases - tax positions in current year	1,157
Foreign currency translation effect	(395)
Balance December 31, 2012	22,511
Deconsolidation ASMPT	(22,325)
Gross increases - tax positions in current year	—
Foreign currency translation effect	(186)
Balance December 31, 2013	—

Summary Of Open Tax Years By Major Jurisdiction	A summary of open tax years by major jurisdiction is as follows:

Jurisdiction
Japan	2009-2013
The Netherlands	2009-2013
Singapore	2008-2013
United States of America	1997-2013
South Korea	2008-2013